SHARE CAPITAL (Tables)	12 Months Ended
Mar. 31, 2022
SCHEDULE OF SHARE CAPITAL RESERVE ACQUISITIONS

As a Singapore incorporated company, the Company’s shares do not have a par value.

	Number of	Share capital	Reverse acquisition	Share capital net of reverse acquisition reserve
	Shares	amount	reserve	Amount
Ordinary shares, issued and fully paid:		USD	USD	USD
At 1 April 2019 pre-recapitalization	973,903	13,382,920	-	13,382,920
Shares issued for cash during the year	214,753	31,831,174	-	31,831,174
Shares issued for services (a)	17,081	2,709,854	-	2,709,854
Shares issued for intangible asset purchase (b)	35,088	5,400,043	-	5,400,043
Shares issued to employees (c)	10,522	1,745,447	-	1,745,447
Expenses related to raise of capital (g)	-	(913,159)	-	(913,159)
At 31 March 2020	1,251,347	54,156,279	-	54,156,279
Recapitalization of Diginex HK (1:13.9688 exchange ratio) (h)	16,228,418	85,180,290	(85,180,290)	-
At 31 March 2020 recapitalized	17,479,765	139,336,569	(85,180,290)	54,156,279

At 1 April 2020 pre-recapitalization	1,251,347	54,156,279	-	54,156,279
Shares issued for cash prior to the Transaction	3,572	285,438	-	285,438
Shares issued on conversion of convertible bond (note 29)	318,311	25,436,232	-	25,436,232
Shares issued for services (a)	595	47,546	-	47,546
Shares issued for intangible asset purchase (b)	3,899	600,056	-	600,056
Shares issued to employees (c)	9,114	728,300	-	728,300
Shares issued to settle shareholder loan (d)	9,039	722,306	-	722,306
Equity-settled share-based payments (e)	448	35,800	-	35,800
Anti-dilutive share issuance (f)	187,001	-	-	-
Expenses related to raise of capital (g)	6,382	(152,044)	-	(152,044)
Subtotal	1,789,708	81,859,913	-	81,859,913
Recapitalization of Diginex HK (1:13.9688 exchange ratio) (h)	23,210,292	129,019,911	(129,019,911)	-
Subtotal – recapitalized	25,000,000	210,879,824	(129,019,911)	81,859,913
Recapitalized with founding share of the Company	1	1	(16,610)	(16,609)
Acquisition of 8i Enterprises (i)	6,688,392	56,851,332	-	56,851,332
At 30 September 2020 - recapitalized	31,688,393	267,731,157	(129,036,521)	138,694,636
Shares issued for services (a)	27,334	285,160	-	285,160

	Number of	Share capital	Reverse acquisition	Share capital net of reverse acquisition reserve
	Shares	amount	reserve	Amount
Ordinary shares, issued and fully paid:		USD	USD	USD
Shares issued for cash during the six months to 31 March 2021 (j)	2,571,669	21,980,647	-	21,980,647
Expenses related to raise of capital (j)	-	(1,636,312)	-	(1,636,312)
Shares issued in settlement of earn-out awards (k)	3,030,000	7,241,700	-	7,241,700
Shares issued for warrants exercised (l)	1,480,965	17,031,098	-	17,031,098
At 31 March 2021	38,798,361	312,633,450	(129,036,521)	183,596,929

At 1 April 2021	38,798,361	312,633,450	(129,036,521)	183,596,929
Shares issued for services (a)	371,324	3,896,546	-	3,896,546
Shares issued for intangible asset purchase (b)	154,906	900,000	-	900,000
Shares issued to employees (c)	17,841	142,201	-	142,201
Shares issued to settlement of share-based payments	5,635,335	45,689,431	-	45,689,431
Acquisition of non-controlling interests paid by shares (Note 22)	1,464,291	2,533,223	-	2,533,223
At 31 March 2022	46,442,058	365,794,851	(129,036,521)	236,758,330